VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—17.3%
Auto Manufacturers—0.5%
Ford Motor Co. 0.000%, 3/15/26	$ 2,400	$ 2,190
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	1,470	803
Rivian Automotive, Inc.
144A 4.625%, 3/15/29(1)	1,765	1,856
144A 3.625%, 10/15/30(1)	1,070	972
		5,821

Automotive Parts & Equipment—0.1%
Luminar Technologies, Inc. 144A 1.250%, 12/15/26(1)	2,170	1,258
Banks—0.4%
Barclays Bank plc 0.000%, 2/18/25	2,945	3,035
BofA Finance LLC 0.600%, 5/25/27	2,385	2,459
		5,494

Biotechnology—0.5%
Bridgebio Pharma, Inc.
2.500%, 3/15/27	1,210	1,144
2.250%, 2/1/29	1,010	739
Insmed, Inc.
1.750%, 1/15/25	1,775	1,750
0.750%, 6/1/28	980	943
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	1,270	1,081
		5,657

Commercial Services—1.1%
Affirm Holdings, Inc. 0.000%, 11/15/26(2)	5,420	3,865
Block, Inc. 0.125%, 3/1/25	4,300	3,960
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)(2)	2,940	2,334
Shift4 Payments, Inc. 0.500%, 8/1/27	2,785	2,175
Stride, Inc. 1.125%, 9/1/27	835	987
		13,321

Computers—1.3%
CyberArk Software Ltd. 0.000%, 11/15/24	685	783
Lumentum Holdings, Inc.
0.250%, 3/15/24	1,355	1,323
144A 1.500%, 12/15/29(1)	1,525	1,263
Parsons Corp. 0.250%, 8/15/25	2,200	2,869
Seagate HDD Cayman 144A 3.500%, 6/1/28(1)	4,300	4,457
Varonis Systems, Inc. 1.250%, 8/15/25	1,840	2,278
	Par Value	Value

Computers—continued
Zscaler, Inc. 0.125%, 7/1/25	$ 2,340	$ 2,850
		15,823

Electric Utilities—0.7%
FirstEnergy Corp. 144A 4.000%, 5/1/26(1)	3,530	3,428
Southern Co. (The) 144A 3.875%, 12/15/25(1)	5,710	5,601
		9,029

Electronics—0.3%
Advanced Energy Industries, Inc. 144A 2.500%, 9/15/28(1)	2,295	2,120
Vishay Intertechnology, Inc. 144A 2.250%, 9/15/30(1)	1,075	984
		3,104

Energy-Alternate Sources—0.3%
Array Technologies, Inc. 1.000%, 12/1/28	1,640	1,577
Sunnova Energy International, Inc. 2.625%, 2/15/28	4,980	2,395
		3,972

Engineering & Construction—0.5%
Fluor Corp. 144A 1.125%, 8/15/29(1)	3,860	3,710
Granite Construction, Inc. 144A 3.750%, 5/15/28(1)	2,045	2,186
		5,896

Entertainment—1.3%
DraftKings Holdings, Inc. 0.000%, 3/15/28(2)	4,760	3,537
IMAX Corp. 0.500%, 4/1/26	3,545	3,210
Live Nation Entertainment, Inc.
2.000%, 2/15/25	3,670	3,688
144A 3.125%, 1/15/29(1)	1,535	1,541
Penn Entertainment, Inc. 2.750%, 5/15/26	695	762
Vail Resorts, Inc. 0.000%, 1/1/26	3,090	2,686
		15,424

Environmental Services—0.2%
Tetra Tech, Inc. 144A 2.250%, 8/15/28(1)	2,675	2,588
Financial Services—0.4%
Encore Capital Group, Inc. 144A 4.000%, 3/15/29(1)	3,155	2,664
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Par Value	Value

Financial Services—continued
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	$ 1,685	$ 1,857
		4,521

Health Care REITs—0.5%
Welltower OP LLC 144A 2.750%, 5/15/28(1)	6,210	6,365
Healthcare-Products—0.6%
Alphatec Holdings, Inc. 0.750%, 8/1/26	1,915	1,626
Exact Sciences Corp. 0.375%, 3/15/27	3,115	2,706
Integer Holdings Corp. 144A 2.125%, 2/15/28(1)	1,185	1,300
Lantheus Holdings, Inc. 144A 2.625%, 12/15/27(1)	635	704
Natera, Inc. 2.250%, 5/1/27	560	681
		7,017

Internet—1.9%
Booking Holdings, Inc. 0.750%, 5/1/25	1,200	1,829
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)	1,575	1,273
Palo Alto Networks, Inc. 0.375%, 6/1/25	2,825	6,899
Uber Technologies, Inc. 0.000%, 12/15/25(2)	6,270	5,698
Wayfair, Inc.
1.125%, 11/1/24	2,045	1,906
1.000%, 8/15/26	2,630	1,975
3.250%, 9/15/27	650	622
Zillow Group, Inc. 2.750%, 5/15/25	2,460	2,382
		22,584

Leisure Time—0.5%
NCL Corp., Ltd. 1.125%, 2/15/27	4,125	3,196
Royal Caribbean Cruises Ltd.
2.875%, 11/15/23	1,115	1,136
6.000%, 8/15/25	690	1,260
		5,592

Media—1.1%
DISH Network Corp. 0.000%, 12/15/25	1,410	860
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	6,975	6,919
Liberty Media Corp. 144A 3.750%, 3/15/28(1)	2,070	2,250
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	3,255	3,262
		13,291

	Par Value	Value

Mining—0.1%
SSR Mining, Inc. 2.500%, 4/1/39	$ 910	$ 935
Miscellaneous Manufacturing—0.3%
Axon Enterprise, Inc. 144A 0.500%, 12/15/27(1)	3,615	3,881
Oil, Gas & Consumable Fuels—0.5%
EQT Corp. 1.750%, 5/1/26	570	1,651
Northern Oil & Gas, Inc. 3.625%, 4/15/29	1,385	1,632
Permian Resources Operating LLC 3.250%, 4/1/28	295	724
Pioneer Natural Resources Co. 0.250%, 5/15/25	715	1,823
		5,830

Passenger Airlines—0.1%
American Airlines Group, Inc. 6.500%, 7/1/25	1,330	1,347
Pharmaceuticals—0.4%
Amphastar Pharmaceuticals, Inc. 144A 2.000%, 3/15/29(1)	1,905	1,854
Dexcom, Inc. 144A 0.375%, 5/15/28(1)	1,075	945
Jazz Investments I Ltd. 2.000%, 6/15/26	1,070	1,081
Mirum Pharmaceuticals, Inc. 144A 4.000%, 5/1/29(1)	1,080	1,256
		5,136

Retail—0.1%
Freshpet, Inc. 144A 3.000%, 4/1/28(1)	635	678
Shake Shack, Inc. 0.000%, 3/1/28(2)	1,340	975
		1,653

Semiconductors—0.6%
Impinj, Inc. 1.125%, 5/15/27	335	309
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	1,645	1,707
ON Semiconductor Corp. 144A 0.500%, 3/1/29(1)	3,220	2,817
SMART Global Holdings, Inc. 2.000%, 2/1/29	320	279
Veeco Instruments, Inc. 144A 2.875%, 6/1/29(1)	875	930
Wolfspeed, Inc. 0.250%, 2/15/28	2,250	1,394
		7,436

Software—2.8%
Akamai Technologies, Inc. 0.125%, 5/1/25	4,380	5,069

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Par Value	Value

Software—continued
Bentley Systems, Inc. 0.125%, 1/15/26	$ 3,925	$ 3,719
BILL Holdings, Inc.
0.000%, 12/1/25	3,340	3,169
0.000%, 4/1/27(2)	700	556
Confluent, Inc. 0.000%, 1/15/27(2)	2,415	1,943
CSG Systems International, Inc. 144A 3.875%, 9/15/28(1)	650	603
Datadog, Inc. 0.125%, 6/15/25	720	793
HubSpot, Inc. 0.375%, 6/1/25	595	929
MicroStrategy, Inc. 0.750%, 12/15/25	1,960	2,442
MongoDB, Inc. 0.250%, 1/15/26	1,420	2,419
Nutanix, Inc. 0.250%, 10/1/27	1,765	1,578
Splunk, Inc.
1.125%, 9/15/25	1,890	2,030
1.125%, 6/15/27	2,355	2,225
Tyler Technologies, Inc. 0.250%, 3/15/26	3,985	3,782
Workiva, Inc. 144A 1.250%, 8/15/28(1)	3,425	3,098
		34,355

Transportation—0.2%
Air Transport Services Group, Inc. 144A 3.875%, 8/15/29(1)	2,380	2,197
Total Convertible Bonds and Notes (Identified Cost $225,880)		209,527

	Shares
Convertible Preferred Stocks—1.3%
Banks—0.6%
Wells Fargo & Co. Series L, 7.500%	7,260	7,669
Electric Utilities—0.2%
NextEra Energy, Inc., 6.926%	46,260	1,737
Financial Services—0.2%
Apollo Global Management, Inc., 6.750%	49,580	2,385
Machinery—0.3%
Chart Industries, Inc. Series B, 6.750%	26,845	1,319
RBC Bearings, Inc. Series A, 5.000%	20,370	2,143
		3,462

Total Convertible Preferred Stocks (Identified Cost $17,503)		15,253

Common Stocks—76.6%
Aerospace & Defense—0.8%
L3Harris Technologies, Inc.	55,293	9,920
	Shares	Value

Banks—9.2%
Bank of America Corp.	1,455,756	$ 38,345
Commerce Bancshares, Inc.	229,829	10,080
JPMorgan Chase & Co.(3)	68,241	9,490
PNC Financial Services Group, Inc. (The)	242,463	27,755
Truist Financial Corp.	549,726	15,590
U.S. Bancorp	307,154	9,792
		111,052

Building Products—0.8%
Allegion plc	92,519	9,100
Capital Markets—4.8%
Intercontinental Exchange, Inc.	89,218	9,586
MarketAxess Holdings, Inc.	46,945	10,035
Morgan Stanley	120,702	8,548
MSCI, Inc. Class A	40,107	18,912
Nasdaq, Inc.	219,338	10,879
		57,960

Chemicals—1.4%
Celanese Corp. Class A	84,607	9,688
FMC Corp.	144,299	7,677
		17,365

Commercial Services & Supplies—0.8%
RB Global, Inc.	154,386	10,097
Consumer Finance—0.8%
Capital One Financial Corp.	96,379	9,762
Consumer Staples Distribution & Retail—1.5%
Costco Wholesale Corp.	17,144	9,471
Target Corp.	83,112	9,208
		18,679

Containers & Packaging—1.5%
Ball Corp.	193,452	9,315
Sealed Air Corp.	305,823	9,416
		18,731

Electric Utilities—5.7%
Eversource Energy	529,745	28,495
NextEra Energy, Inc.	499,217	29,104
Xcel Energy, Inc.	190,416	11,286
		68,885

Financial Services—2.5%
Jack Henry & Associates, Inc.	68,745	9,692
Mastercard, Inc. Class A	25,790	9,706
Visa, Inc. Class A	44,257	10,405
		29,803

Food Products—0.8%
Tyson Foods, Inc. Class A	206,477	9,570

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Shares	Value

Gas Utilities—0.8%
UGI Corp.	442,769	$ 9,210
Healthcare Equipment & Supplies—3.2%
Edwards Lifesciences Corp.(4)	340,506	21,697
Medtronic plc	116,256	8,203
Teleflex, Inc.	48,311	8,926
		38,826

Healthcare Providers & Services—1.0%
Humana, Inc.	22,636	11,854
Healthcare Technology—0.8%
Veeva Systems, Inc. Class A(4)	49,373	9,515
Hotels, Restaurants & Leisure—1.6%
Domino’s Pizza, Inc.	27,145	9,202
Planet Fitness, Inc. Class A(4)	180,700	9,987
		19,189

Industrial REITs—2.9%
Rexford Industrial Realty, Inc.	802,890	34,717
Interactive Media & Services—0.8%
Alphabet, Inc. Class A(4)	78,270	9,712
IT Services—0.7%
Globant S.A.(4)	53,204	9,060
Life Sciences Tools & Services—3.1%
Agilent Technologies, Inc.	181,958	18,809
Thermo Fisher Scientific, Inc.(3)(4)	41,253	18,348
		37,157

Machinery—2.5%
Stanley Black & Decker, Inc.	225,715	19,197
Toro Co. (The)	130,794	10,573
		29,770

Office REITs—3.0%
Alexandria Real Estate Equities, Inc.	383,944	35,757
Oil, Gas & Consumable Fuels—4.8%
EOG Resources, Inc.	80,325	10,141
Ovintiv, Inc.	447,256	21,468
Pioneer Natural Resources Co.	68,070	16,269
TC Energy Corp.	285,697	9,842
		57,720

Personal Care Products—0.7%
Estee Lauder Cos., Inc. (The) Class A	68,926	8,882
Pharmaceuticals—0.7%
Zoetis, Inc. Class A	56,756	8,911
Professional Services—1.8%
Paycom Software, Inc.	63,479	15,550
	Shares	Value

Professional Services—continued
TransUnion	133,626	$ 5,864
		21,414

Residential REITs—2.2%
Invitation Homes, Inc.	300,613	8,925
Mid-America Apartment Communities, Inc.	77,622	9,171
Sun Communities, Inc.	79,632	8,858
		26,954

Software—4.0%
Intuit, Inc.	75,772	37,504
Microsoft Corp.(3)	30,745	10,395
		47,899

Specialized REITs—3.4%
American Tower Corp.	59,200	10,549
Crown Castle, Inc.	219,671	20,425
SBA Communications Corp. Class A	49,079	10,239
		41,213

Specialty Retail—1.5%
Best Buy Co., Inc.	135,137	9,030
Home Depot, Inc. (The)(3)	33,028	9,403
		18,433

Technology Hardware, Storage & Peripherals—0.8%
Apple, Inc.(3)	56,001	9,563
Textiles, Apparel & Luxury Goods—3.6%
Lululemon Athletica, Inc.(4)	80,387	31,631
NIKE, Inc. Class B(3)	111,400	11,448
		43,079

Trading Companies & Distributors—1.3%
MonotaRO Co., Ltd. Unsponsored ADR	1,991,287	15,811
Water Utilities—0.8%
American Water Works Co., Inc.	78,002	9,177
Total Common Stocks (Identified Cost $1,032,580)		924,747

Warrant—0.0%
Oil, Gas & Consumable Fuels—0.0%
Nabors Industries Ltd., 6/11/26(4)	876	11
Total Warrant (Identified Cost $—)		11

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Shares	Value

Equity-Linked Note—0.1%
Financial Services—0.1%
Goldman Sachs Finance Corp.(5)	1,570,000	$ 1,392
Total Equity-Linked Note (Identified Cost $1,609)		1,392

Total Long-Term Investments—95.3% (Identified Cost $1,277,572)		1,150,930

Short-Term Investment—4.2%
Money Market Mutual Fund—4.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.242%)(6)	51,026,958	51,027
Total Short-Term Investment (Identified Cost $51,027)		51,027

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.5% (Identified Cost $1,328,599)		1,201,957

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $976)	(687)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.5% (Identified Cost $1,327,623)	$1,201,270
Other assets and liabilities, net—0.5%	6,022
NET ASSETS—100.0%	$1,207,292
Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, these securities amounted to a value of $74,835 or 6.2% of net assets.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $41,876.
(4)	Non-income producing.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
Canada	5
Japan	1
Luxembourg	1
Ireland	1
Cayman Islands	1
Total	100%
† % of total investments, net of written options, as of October 31, 2023.

Open written options contracts as of October 31, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Agilent Technologies, Inc.	(545)	$(6,540)	$120.00	11/17/23	$(3)
Alexandria Real Estate Equities, Inc.	(1,151)	(12,085)	105.00	11/17/23	(13)
Alphabet, Inc.	(237)	(3,674)	155.00	11/17/23	(—) (3)
American Tower Corp.	(177)	(3,098)	175.00	11/17/23	(115)
Apple, Inc.	(196)	(3,822)	195.00	11/17/23	(1)
Bank of America Corp.	(2,910)	(8,439)	29.00	11/17/23	(15)
Bank of America Corp.	(1,455)	(4,511)	31.00	12/15/23	(7)
Best Buy Co., Inc.	(405)	(3,138)	77.50	11/17/23	(2)
Capital One Financial Corp.	(289)	(3,034)	105.00	11/17/23	(36)
Celanese Corp.	(253)	(3,416)	135.00	11/17/23	(61)
Costco Wholesale Corp.	(51)	(3,188)	625.00	11/17/23	(—) (3)
Crown Castle, Inc.	(219)	(2,190)	100.00	11/17/23	(6)
Crown Castle, Inc.	(329)	(3,455)	105.00	11/17/23	(2)
Domino’s Pizza, Inc.	(81)	(3,159)	390.00	11/17/23	(1)
Estee Lauder Cos., Inc. (The)	(206)	(3,296)	160.00	11/17/23	(8)
FMC Corp.	(216)	(1,620)	75.00	11/17/23	(—) (3)
Globant S.A.	(159)	(3,339)	210.00	11/17/23	(4)
Home Depot, Inc. (The)	(115)	(3,680)	320.00	11/17/23	(4)
Humana, Inc.	(67)	(3,853)	575.00	11/17/23	(7)
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
Open written options contracts as of October 31, 2023 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Intuit, Inc.	(189)	$(10,962)	$580.00	11/17/23	$(13)
Intuit, Inc.	(75)	(4,650)	620.00	12/15/23	(7)
JPMorgan Chase & Co.	(204)	(3,264)	160.00	11/17/23	(—) (3)
Lululemon Athletica, Inc.	(200)	(9,200)	460.00	11/17/23	(3)
Lululemon Athletica, Inc.	(80)	(3,840)	480.00	11/17/23	(—) (3)
Mastercard, Inc.	(90)	(3,870)	430.00	11/17/23	(—) (3)
Microsoft Corp.	(122)	(4,514)	370.00	11/17/23	(3)
Morgan Stanley	(362)	(2,896)	80.00	11/17/23	(1)
MSCI, Inc.	(120)	(6,480)	540.00	11/17/23	(4)
Nasdaq, Inc.	(658)	(3,619)	55.00	11/17/23	(3)
NextEra Energy, Inc.	(1,500)	(9,000)	60.00	11/17/23	(113)
NIKE, Inc.	(334)	(3,841)	115.00	11/17/23	(2)
Ovintiv, Inc.	(894)	(4,917)	55.00	11/17/23	(16)
Paycom Software, Inc.	(190)	(5,890)	310.00	11/17/23	(13)
Planet Fitness, Inc.	(632)	(3,792)	60.00	11/17/23	(61)
PNC Financial Services Group, Inc. (The)	(363)	(4,538)	125.00	11/17/23	(9)
PNC Financial Services Group, Inc. (The)	(363)	(4,719)	130.00	11/17/23	(3)
Sealed Air Corp.	(1,070)	(3,745)	35.00	11/17/23	(30)
Stanley Black & Decker, Inc.	(677)	(6,093)	90.00	11/17/23	(54)
Target Corp.	(290)	(3,770)	130.00	11/17/23	(12)
Thermo Fisher Scientific, Inc.	(123)	(6,396)	520.00	11/17/23	(10)
TransUnion	(330)	(2,475)	75.00	11/17/23	—
Truist Financial Corp.	(1,649)	(4,947)	30.00	11/17/23	(38)
Veeva Systems, Inc.	(148)	(3,256)	220.00	11/17/23	(4)
Visa, Inc.	(154)	(4,004)	260.00	11/17/23	(—) (3)
Zoetis, Inc.	(170)	(3,230)	190.00	11/17/23	(3)
Total Written Options					$(687)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of October 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$209,527	$—	$209,527	$—
Equity Securities:
Convertible Preferred Stocks	15,253	15,253	—	—
Common Stocks	924,747	924,747	—	—
Warrant	11	11	—	—
Equity-Linked Note	1,392	—	—	1,392
Money Market Mutual Fund	51,027	51,027	—	—
Total Assets	1,201,957	991,038	209,527	1,392
Liabilities:
Other Financial Instruments:
Written Options	(687)	(581)	(106)	—
Total Investments, Net of Written Options	$1,201,270	$990,457	$209,421	$1,392

There were no transfers into or out of Level 3 related to securities held at October 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended October 31, 2023.
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.